Note 2 - Significant Accounting Policies (Detail) - Fixed assets	12 Months Ended
Mar. 31, 2012
Tooling and Fixtures [Member]
Estimated useful lives	2 years
Office Equipment [Member]
Estimated useful lives	5 years
Machine Equipment [Member]
Estimated useful lives	2 years
Computer Equipment [Member]
Estimated useful lives	2 years
Software [Member]
Estimated useful lives	2 years
Demonstration Units [Member]
Estimated useful lives	6 years